BORROWINGS - Total working capital and project financing credit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LOANS AND BORROWINGS
Outstanding loans (net of debt issuance costs)	¥ 1,798,531	¥ 422,407
Outstanding loans (net of debt issuance costs)	24,449,103	25,247,998
Debt issuance costs	139,016	¥ 169,264
Credit facilities
LOANS AND BORROWINGS
Total working capital and project financing credit facilities	29,318,570
Unused amount	3,316,800
Loan drew down	26,001,770
Outstanding loans (net of debt issuance costs)	1,793,891
Outstanding loans (net of debt issuance costs)	24,140,983
Credit facilities | Short-term borrowing
LOANS AND BORROWINGS
Debt issuance costs	3,789
Credit facilities | Long-term borrowing
LOANS AND BORROWINGS
Debt issuance costs	¥ 63,107
Minimum
LOANS AND BORROWINGS
Terms of secured loan agreements with various financial institutions for project development and working capital purpose	1 year
Maximum
LOANS AND BORROWINGS
Terms of secured loan agreements with various financial institutions for project development and working capital purpose	15 years